Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

Subsequent to December 31, 2011, Sonic completed the disposal of three dealerships, which generated net cash from disposition of approximately $13.0 million on the disposal of approximately $7.2 million of net assets. The results of operations of these dealerships were included in continuing operations in Sonic’s Annual Report on Form 10-K for the year ended December 31, 2011. The Consolidated Statements of Income and other disclosures in this Current Report on Form 8-K are presented in accordance with “Presentation of Financial Statements,” in the ASC and reflect the reclassification of results of operations of these three dealerships and certain corporate allocations related to these dealerships from continuing operations to discontinued operations. The disposal of these three dealerships reduced earnings per share from continuing operations by $0.01 in the year ended December 31, 2011 and had no effect on earnings per share from continuing operations for the years ended December 31, 2010 and 2009. Amounts reclassified from continuing operations to discontinued operations are as follows:

	Year Ended December 31,
	2011	2010	2009
Revenues:
New vehicles	$39,524	$32,392	$30,200
Used vehicles	30,228	24,263	24,723
Wholesale vehicles	2,052	2,460	3,804

Total vehicles	71,804	59,115	58,727
Parts, service and collision repair	17,747	20,154	21,791
Finance, insurance and other	1,673	1,302	1,214

Total revenues	91,224	80,571	81,732
Cost of Sales:
New vehicles	(37,044)	(30,008)	(27,872)
Used vehicles	(27,953)	(22,456)	(22,986)
Wholesale vehicles	(2,177)	(2,538)	(3,908)

Total vehicles	(67,174)	(55,002)	(54,766)
Parts, service and collision repair	(8,807)	(10,164)	(10,629)

Total cost of sales	(75,981)	(65,166)	(65,395)
Gross profit	15,243	15,405	16,337
Selling, general and administrative expenses	(13,439)	(13,870)	(14,288)
Impairment charges	—	—	(453)
Depreciation and amortization	(297)	(469)	(555)

Operating income (loss)	1,507	1,066	1,041
Other income (expense):
Interest expense, floor plan	(279)	(292)	(287)
Interest expense, other, net	(301)	(396)	(518)
Other income (expense), net	1	1	1

Total other income (expense)	(579)	(687)	(804)

Income (loss) before taxes	928	379	237
Provision for income taxes - benefit (expense)	(299)	(186)	(89)

Income (loss)	$629	$193	$148